7. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
Periods	Amounts

For the year ended December 31, 2017	$32,996

Thereafter	$28,068